Condensed Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common stock	Preferred Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Preferred Stock	Preferred Stock	Preferred Stock Additional Paid-in Capital	Common stock	Common stock	Common stock Additional Paid-in Capital
Beginning balance at Dec. 31, 2012	$ 413,042	$ 455	$ 53,054	$ 158,015	$ 169,039	$ 32,474	$ 5
Beginning balance, shares at Dec. 31, 2012		45,554,570	53,054
Net income	34,413				34,369		44
Change in unrealized gains (loss) on investments, net of tax	(24,782)					(24,782)
Foreign currency translation adjustment, net of tax	150					150
Common stock dividends	(797)				(797)
Preferred stock dividends	(12,202)				(12,202)
Conversion of preferred stock, shares		12,295,430	(53,054)
Conversion of preferred stock		123	(53,054)	52,931
Issuance of stock, shares		21,881,800
Issuance of stock	213,277	219		213,058
Non-cash capital contribution	10,275			10,275
Stock-based compensation	1,629			1,629
Ending balance at Sep. 30, 2013	635,005	797	0	435,908	190,409	7,842	49
Ending balance, shares at Sep. 30, 2013		79,731,800	0
Beginning balance at Dec. 31, 2013	642,867	797	0	437,006	197,552	7,425	87
Beginning balance, shares at Dec. 31, 2013		79,731,800	0
Net income	89,269				90,045		(776)
Reciprocal Exchanges' equity on September 15, 2014	37,341						37,341
Change in unrealized gains (loss) on investments, net of tax	16,675					16,675
Foreign currency translation adjustment, net of tax	(3,227)					(3,227)
Common stock dividends	(2,796)				(2,796)
Preferred stock dividends	(1,260)				(1,260)
Issuance of stock, shares									2,200,000			13,570,000
Issuance of stock								53,164	55,000	(1,836)	177,829	136	177,693
Non-cash capital contribution	75,404			75,404
Stock Issued During Period, Shares, Other												106,412
Stock Issued During Period, Value, Stock Options Exercised											839	1	838
Stock-based compensation	1,803			1,803
Ending balance at Sep. 30, 2014	$ 1,087,908	$ 934	$ 55,000	$ 690,908	$ 283,541	$ 20,873	$ 36,652
Ending balance, shares at Sep. 30, 2014		93,408,212	2,200,000